Organization and Business Operations (Details Textual) HKD / shares in Units, $ / shares in Units, ¥ in Thousands			1 Months Ended						6 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	May 20, 2010 USD ($) shares	May 20, 2010 HKD shares	Jun. 30, 2011	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	May 26, 2011 HKD HKD / shares shares	May 20, 2010 HKD HKD / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001	$ 0.0001
Common Stock Held in Trust | $						$ 41,600,000
Proceeds from Sale of Equity Method Investments	$ 1,505,140	¥ 10,000	$ 10,518,189	¥ 64,555
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee, Total | $										$ 435,488	$ 1,178,093
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount | $												$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Interest Rate, Increase (Decrease)									15.00%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | HKD / shares														HKD 1.00
Sale of Stock, Consideration Received on Transaction | $							$ 28,800,000
Sale of Stock, Consideration Received Per Transaction | HKD								HKD 10,000
Sale of Stock, Number of Shares Issued in Transaction							10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $															$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $															$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | HKD / shares													HKD 1.00
Total Issued Subscription Price							$ 8,800,000							HKD 68,640,000
Premium Per Share On Share Issued | HKD / shares														HKD 6,863
Additional Shares Issued Through Bonus Shares													39,990,000
Additional Value Issued Through Bonus Shares | HKD													HKD 39,990,000
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					6,060,000
Stock Issued During Period, Shares, Acquisitions					4,560,000
Common Stock, Capital Shares Reserved for Future Issuance					1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description					Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending June 30, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Acquisitions											2,337,059
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services | $						2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants | $						$ 3,375,000
Stock Issued During Period, Shares, New Issues						4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues | $						$ 40,000,000
Stock Issued During Period, Shares, New Issues						4,000,000
Shares Issued, Price Per Share | (per share)						$ 10.00							HKD 1.00
Additional Shares Issued Through Bonus Shares													40,000,000
Additional Value Issued Through Bonus Shares | HKD													HKD 40,000,000
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares						10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services						136,000